Summary of Significant Accounting Policies - Schedule of Amortization of Finite-lived Intangible Assets Using the Straight-line Method Over the Estimated Useful Lives (Details)	Jun. 30, 2025
Land Use Right [Member]
Schedule of Amortization of Finite-lived Intangible Assets Using the Straight-line Method Over the Estimated Useful Lives [Line Items]
Amortization of finite-lived intangible assets,Useful life	50 years
Software [Member]
Schedule of Amortization of Finite-lived Intangible Assets Using the Straight-line Method Over the Estimated Useful Lives [Line Items]
Amortization of finite-lived intangible assets,Useful life	3 years